Consolidated Statement of Changes in Equity - SEK (kr) kr in Millions		Share capital	Hedge reserve	Fair value reserve	Own Credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the year at Dec. 31, 2015		kr 3,990	kr 228	kr (1)		kr 19	kr 12,592	kr 16,828
Net profit for the year							780	780	[1]
Items to be reclassified to profit or loss
Available-for-sale securities				46				46	[2]
Derivatives in cash-flow hedges			(169)					(169)	[2]
Tax on items to be reclassified to profit or loss			37	(10)				27
Items not to be reclassified to profit or loss
Revaluation of defined benefit plans						(26)		(26)
Tax on items not to be reclassified to profit or loss						6		6
Total other comprehensive income			(132)	36		(20)		(116)
Total comprehensive income			(132)	36		(20)	780	664	[1]
Dividend							(356)	(356)
Balance at the end of the year at Dec. 31, 2016	[3],[4]	3,990	96	35		(1)	13,016	17,136
Net profit for the year							772	772	[1]
Items to be reclassified to profit or loss
Available-for-sale securities				(33)				(33)	[2]
Derivatives in cash-flow hedges			(91)					(91)	[2]
Tax on items to be reclassified to profit or loss			20	7				27
Items not to be reclassified to profit or loss
Revaluation of defined benefit plans						(4)		(4)
Tax on items not to be reclassified to profit or loss						1		1
Total other comprehensive income			(71)	(26)		(3)		(100)
Total comprehensive income			(71)	(26)		(3)	772	672	[1]
Dividend							(234)	(234)
Balance at the end of the year at Dec. 31, 2017	[3],[4]	3,990	25	9		(4)	13,554	17,574
Effects of the implementation of IFRS 9				kr (9)	kr (409)		432	14
Adjusted opening balance of equity		3,990	25		(409)	(4)	13,986	17,588
Net profit for the year							648	648	[1]
Items to be reclassified to profit or loss
Derivatives in cash-flow hedges			(25)					(25)	[2]
Tax on items to be reclassified to profit or loss			6					6
Items not to be reclassified to profit or loss
Own credit risk					374			374
Revaluation of defined benefit plans						(48)		(48)
Tax on items not to be reclassified to profit or loss					(82)	10		(72)
Total other comprehensive income			(19)		292	(38)		235
Total comprehensive income			(19)		292	(38)	648	883	[1]
Dividend							(232)	(232)
Balance at the end of the year at Dec. 31, 2018	[3],[4]	kr 3,990	kr 6		kr (117)	kr (42)	kr 14,402	kr 18,239

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	See the Consolidated Statement of Changes in Equity
[3]	See Note 23.
[4]	The entire equity is attributable to the shareholder of the Parent Company.